Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Trade payables	£ 339	£ 485	£ 337
Other payables	17	5	26
Accruals	817	546	768
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,173	1,036	1,131
Tax and social security	77	56	31
Deferred revenue	197		68
Total trade and other payables	£ 1,447	£ 1,092	£ 1,230